Fair Value Measurement - Schedule of Changes in the Fair Value (Details) - Recurring Fair Value Measurement [Member] - AUD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Private Placement Warrants [Member]
Schedule of Changes in the Fair Value [Line Items]
Fair value, beginning balance		$ 9,619	$ 12,655
Initial recognition upon issuance	[1]
Change in fair value		6,881	(3,036)
Derecognition upon termination of agreement	[2]
Fair value, ending balance		16,500	9,619
Representative Warrants [Member]
Schedule of Changes in the Fair Value [Line Items]
Fair value, beginning balance			21
Initial recognition upon issuance	[1]
Change in fair value			(21)
Derecognition upon termination of agreement	[2]
Fair value, ending balance
Arena Ordinary Share Warrants [Member]
Schedule of Changes in the Fair Value [Line Items]
Fair value, beginning balance		68,479	79,207
Change in fair value		(3,979)	(10,728)
Derecognition upon termination of agreement	[2]
Fair value, ending balance		64,500	68,479
Penny Warrants [member]
Schedule of Changes in the Fair Value [Line Items]
Fair value, beginning balance		102,820	146,730
Initial recognition upon issuance	[1]
Change in fair value			(43,910)
Derecognition upon termination of agreement	[2]	(102,820)
Fair value, ending balance			102,820
PIPE Financing Warrants [Member]
Schedule of Changes in the Fair Value [Line Items]
Fair value, beginning balance
Initial recognition upon issuance	[1]	26,898,952
Change in fair value		(4,734,952)
Derecognition upon termination of agreement	[2]
Fair value, ending balance		22,164,000
Warrants Liabilities [member]
Schedule of Changes in the Fair Value [Line Items]
Fair value, beginning balance		180,918	238,613
Initial recognition upon issuance	[1]	26,898,952
Change in fair value		(4,732,050)	(57,695)
Derecognition upon termination of agreement	[2]	(102,820)
Fair value, ending balance		$ 22,245,000	$ 180,918

[1]	Represents the fair value of 18,800,000 warrants issued in connection with the private placements completed in March and April 2026, classified as derivative financial liabilities measured at fair value through profit or loss under IFRS 9. Subsequent to June 30, 2026, each of the holders voluntarily surrendered all 18.8 million PIPE warrants for nil consideration, which was formally approved and ratified by the Board of Directors for cancellation (refer to Note 15 and Note 31)
[2]	In December 2025, the contingent liability for Penny Warrants was derecognized and reduced to nil upon the termination of the related agreements with Arena under the settlement agreements entered into in December 2025 (refer to Note 15).